S000074122 [Member] Average Annual Total Returns	12 Months Ended	35 Months Ended	60 Months Ended	91 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024 [1]
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.15%		6.86%		8.09%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
C000231675 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.25%		6.86%		6.35%
Performance Inception Date				May 31, 2017
C000231675 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.91%		3.66%		3.78%
Performance Inception Date				May 31, 2017
C000231675 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.94%		4.98%		4.53%
Performance Inception Date				May 31, 2017
C000231678 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.16%		8.35%		7.23%
Performance Inception Date		Jan. 26, 2022

[1]	Returns shown for periods prior to the inception date of a class include the returns of the Fund’s Advisor Class through the inception date of such class (in each case, without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share class, where applicable). Advisor Class shares were offered prior to the inception date of each share class but have since been converted into the Fund’s Class Inst shares.